Certain risks and concentration (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Certain risks and concentration [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Number of VIEs through which the group operates online business	2
Number of VIEs or their shareholders entitled to terminate the contracts prior to the expiration date	0
Minimum [Member]
Certain risks and concentration [Line Items]
Term of contractual agreements	10 years
Maximum [Member]
Certain risks and concentration [Line Items]
Term of contractual agreements	30 years
Guangzhou Huaduo [Member] | Guangzhou Huanju Shidai and Beijing Huanju Shidai [Member]
Certain risks and concentration [Line Items]
Service fees	363,117	31,153
Guangzhou Huaduo [Member] | Beijing Tuda [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	99.00%
Guangzhou Huaduo [Member] | Mr. David Xueling Li, CEO [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	0.50%
Guangzhou Huaduo [Member] | Mr. Jun Lei, Chairman of the Company [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	0.44%
Guangzhou Huaduo [Member] | Mr. Tony Bin Zhao, Director and Chairman of Technology Committee [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	0.04%
Guangzhou Huaduo [Member] | Mr. Jin Cao, Executive Vice President [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	0.02%
Beijing Tuda [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Beijing Tuda [Member] | Mr. David Xueling Li, CEO [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	97.70%
Beijing Tuda [Member] | Mr. Tony Bin Zhao, Director and Chairman of Technology Committee [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	1.50%
Beijing Tuda [Member] | Mr. Jin Cao, Executive Vice President [Member]
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	0.80%
Beijing Tuda and Guangzhou Huaduo [Member] | Beijing Huanju Shidai [Member]
Certain risks and concentration [Line Items]
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%
Beijing Tuda and Guangzhou Huaduo [Member] | WOFEs [Member]
Certain risks and concentration [Line Items]
Service fees			0
Accounts receivable [Member] | Credit concentration [Member] | Top 10 accounts receivable [Member]
Certain risks and concentration [Line Items]
Number of top accounts receivable	10	10
Concentration percentage	83.00%	87.00%